CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.6	₪ 0.6
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	10,142,762	10,142,762
Ordinary shares, shares outstanding	10,142,762	10,142,762